Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 02, 2018 CNY (¥)
Accounts receivable, net
Subtotal			¥ 4,928,418		¥ 5,792,275
Less: allowance for doubtful accounts			(124,891)		(117,544)
Total	$ 825,355		4,803,527		5,674,731	¥ 5,334,521
Allowance for doubtful accounts:
Provision for allowance during the year	$ (25,512)	¥ (175,405)	(130,862)	¥ (57,743)
Accounts receivable, net
Allowance for doubtful accounts:
Balance at beginning of the year		(124,891)	(46,209)
Provision for allowance during the year		(166,396)	(111,183)	(53,316)
Write-offs during the year		173,743	32,501	7,107
Balance at end of the year		¥ (117,544)	(124,891)	¥ (46,209)
Other trade receivables
Accounts receivable, net
Subtotal			4,611,930		5,302,391
Collateralized accounts receivables			1,000,000		1,200,000
Delivery service providers
Accounts receivable, net
Subtotal			298,124		458,488
Others
Accounts receivable, net
Subtotal			¥ 18,364		¥ 31,396